Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Summary of significant accounting policies
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2018	2019
	(in millions of RMB)
Cash and cash equivalents and short-term investments	7,507	15,019
Investments in equity investees and investment securities	26,611	28,230
Accounts receivable, net of allowance	5,733	9,540
Amounts due from non-VIE subsidiaries of the Company	1,949	6,398
Prepayment for licensed copyrights	1,736	2,633
Property and equipment and intangible assets	6,788	6,161
Others	4,139	5,992
Total assets	54,463	73,973

Amounts due to non-VIE subsidiaries of the Company	41,090	60,273
Accruals for purchase of licensed copyrights	3,686	3,498
Accrued expenses, accounts payable and other liabilities	10,931	14,594
Deferred revenue and customer advances	4,997	7,213
Deferred tax liabilities	995	448
Total liabilities	61,699	86,026

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Revenue (i)	24,712	32,898	66,674
Net loss	(4,688)	(6,167)	(7,063)
Net cash provided by operating activities	3,220	5,547	4,163
Net cash used in investing activities	(2,557)	(20,366)	(8,503)
Net cash provided by financing activities	2,688	14,286	12,373

(i)	Revenue generated by the VIEs are primarily from cloud computing services, digital media and entertainment services, local consumer services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 10 years
Buildings	20 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights

User base and customer relationships	1 – 16 years
Trade names, trademarks and domain names	3 – 20 years
Developed technology and patents	2 – 5 years
Non-compete agreements	over the contracted term of up to 6 years